United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2009

Date of Reporting Period:  11/30/2009

Item 1.                      Reports to Stockholders

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.50	0.51	0.50	0.47	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.16	(0.89)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	1.66	(0.38)	0.57	0.62	0.19
Less Distributions:
Distributions from net investment income	(0.49)	(0.52)	(0.51)	(0.47)	(0.46)
Net Asset Value, End of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	17.28%	(3.78)%	5.53%	6.10%	1.77%
Ratios to Average Net Assets:
Net expenses	0.89%	0.89%	0.89%	0.93%	0.90%
Net investment income	4.53%	4.88%	4.76%	4.36%	4.25%
Expense waiver/reimbursement[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$991,255	$257,234	$213,721	$137,545	$92,425
Portfolio turnover	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.44	0.45	0.44	0.42	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.16	(0.89)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	1.60	(0.44)	0.51	0.57	0.14
Less Distributions:
Distributions from net investment income	(0.43)	(0.46)	(0.45)	(0.42)	(0.41)
Net Asset Value, End of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	16.64%	(4.30)%	4.97%	5.55%	1.25%
Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.43%	1.45%	1.40%
Net investment income	4.05%	4.32%	4.19%	3.79%	3.72%
Expense waiver/reimbursement[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,972	$29,278	$32,126	$38,825	$49,205
Portfolio turnover	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.44	0.46	0.45	0.42	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.17	(0.90)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	1.61	(0.44)	0.52	0.57	0.14
Less Distributions:
Distributions from net investment income	(0.44)	(0.46)	(0.46)	(0.42)	(0.41)
Net Asset Value, End of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	16.68%	(4.27)%	5.01%	5.60%	1.28%
Ratios to Average Net Assets:
Net expenses	1.41%	1.40%	1.39%	1.40%	1.38%
Net investment income	4.03%	4.37%	4.24%	3.85%	3.75%
Expense waiver/reimbursement[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,779	$49,250	$43,205	$40,763	$44,838
Portfolio turnover	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.47	0.49	0.47	0.45	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.17	(0.90)	0.08	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	1.64	(0.41)	0.55	0.60	0.17
Less Distributions:
Distributions from net investment income	(0.47)	(0.49)	(0.49)	(0.45)	(0.44)
Net Asset Value, End of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	17.02%	(3.99)%	5.30%	5.91%	1.56%
Ratios to Average Net Assets:
Net expenses	1.10%	1.11%	0.11%	1.10%	1.10%
Net investment income	4.36%	4.67%	4.55%	4.22%	4.03%
Expense waiver/reimbursement[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,638	$100,899	$81,501	$46,497	$27,591
Portfolio turnover	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,079.10	$4.69
Class B Shares	$1,000	$1,076.20	$7.49
Class C Shares	$1,000	$1,076.30	$7.39
Class K Shares	$1,000	$1,077.90	$5.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,017.85	$7.28
Class C Shares	$1,000	$1,017.95	$7.18
Class K Shares	$1,000	$1,019.55	$5.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.44%
Class C Shares	1.42%
Class K Shares	1.10%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2009, was 17.28% for Class A Shares, 16.64% for Class B Shares, 16.68% for Class C Shares and 17.02% for Class K Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index (BCAB),1 a broad-based securities market index, and the Lipper Intermediate Investment Grade Debt Category Average2 was 11.63% and 17.90%, respectively, for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the BCAB.

During the reporting period, the single most significant factor affecting the Fund's performance was the allocation of the portfolio among securities of similar types of issuers (referred to as sectors). Other factors affecting performance included: (1) individual security selection within various sectors; (2) the exposure to varying points along the maturity spectrum (referred to as yield curve strategy); and (3) the effect of changing interest rates3 (referred to as duration).

For purposes of the following, the discussion will focus on the performance of the Fund's Class A Shares.

1	The BCAB is an unmanaged index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.
2	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

Market Overview

From December 2008 through March 2009, the economy was deep in recessionary territory and anxiety remained in the financial markets, particularly the stock markets. The non-Treasury bond sectors, on the other hand, immediately began delivering returns well in excess of the U.S. Treasury markets, a reflection that bond investors thought that the economy's deterioration would slow. The Federal Reserve (Fed) made no official adjustments to monetary policy, keeping the federal funds target rate within its previous range of 0% to 0.25%. However, the Fed embarked on direct support to the bond market and economy by purchasing large amounts of both U.S. Treasury and agency-backed mortgage securities, in effect helping to keep overall interest rates at low historical levels. After four consecutive negative quarters for Gross Domestic Product, the economy exhibited positive growth in the third quarter of 2009, after many foreign economies had already begun growing again. As the reporting period came to a close, it was apparent that economic growth continued. The Fed gave no indication that higher federal funds target rates would be occurring over the near term. As a result, U.S. interest rates fell over the reporting period, with larger declines felt in the shorter to intermediate maturity areas (i.e., two-year to ten-year), with relatively lesser declines for 30-year maturities. With many world economies growing and no near-term rate hikes expected in the U.S., the non-Treasury bond markets experienced very large positive returns.

Sector

Sector allocation was a very significant positive contributor to performance relative to the BCAB. The Fund continually added to its small but growing position in high yield bonds,4 the single best performing of all bond sectors. Additionally, the Fund maintained an overweight and continually larger position in the investment grade corporate bond sector, while maintaining a year-long underweight position in U.S. Treasury securities, which represented the worst of all bond sectors.

Security Selection

Security selection was a positive performance contributor primarily due to holdings in high-quality, mortgage-backed securities.5 The core mortgage holdings, which represented the single largest asset concentration in the Fund, significantly outperformed the Barclays Capital Mortgage-Backed Securities Index6 return. Other sectors generated varying but largely insignificant impacts on overall Fund performance.

4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
5	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6	The Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.
Annual Shareholder Report

Yield Curve

Yield curve strategy was also a positive relative performance contributor, though to a lesser degree than sector allocation and security selection. While interest rates fell for all points along the maturity spectrum, the least impact was experienced for the longest maturity points, where the Fund held less exposure relative to the BCAB.

Duration7

Duration modestly detracted from performance relative to the BCAB, mostly during the summer months of 2009. With the economy resuming a positive growth pattern and corporate earnings generally exceeding expectations, the Fund was positioned for a rising interest rate environment by targeting duration slightly short of the BCAB. In reality, interest rates fell over the summer months as the Fed signaled that no official change in the federal funds target rate was to be expected.

7	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class A Shares) (the “Fund”) from August 16, 2001 (start of performance) to November 30, 2009, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2009
1 Year	12.03%
5 Years	4.19%
Start of Performance (8/16/2001)	4.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class B Shares) (the “Fund”) from August 3, 2001 (start of performance) to November 30, 2009, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2009
1 Year	11.14%
5 Years	4.26%
Start of Performance (8/3/2001)	4.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class C Shares) (the “Fund”) from August 2, 2001 (start of performance) to November 30, 2009, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2009
1 Year	15.68%
5 Years	4.64%
Start of Performance (8/2/2001)	4.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the 1.00% contingent deferred sales charge, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class K Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	17.02%
5 Years	4.94%
10 Years	5.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	40.3%
Mortgage-Backed Securities[3]	29.5%
U.S. Treasury and Agency Securities	17.4%
Collateralized Mortgage Obligations	6.2%
Asset-Backed Securities	0.5%
Securities Lending Collateral[4]	13.4%
Other Security Types[5]	0.2%
Cash Equivalents[6]	8.1%
Other Assets and Liabilities — Net[7]	(15.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
5	Other Security Types consist of common stock, preferred stock and municipal securities.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

November 30, 2009

Principal Amount or Shares			Value
		Corporate Bonds – 31.9%
		Basic Industry@0018Chemicals – 0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,384,221
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	10,685,417
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,144,356
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,160,795
500,000		Du Pont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 4.125%, 4/30/2010	507,674
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,039,703
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,126,141
		TOTAL	23,048,307
		Basic Industry@0018Metals & Mining – 1.1%
650,000		Alcan, Inc., 5.00%, 6/1/2015	679,110
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,418,741
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	877,051
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,801,255
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,173,944
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,747,962
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,528,324
11,950,000		Barrick Gold Corp., 6.95%, 4/1/2019	13,983,551
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,459,991
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	456,564
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,173,579
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,428,692
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,179,940
9,180,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	9,993,286
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,681,774
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,301,841
		TOTAL	58,885,605
		Basic Industry@0018Paper – 0.3%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	538,601
5,450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	6,105,323
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	932,750
342,000		Westvaco Corp., 7.65%, 3/15/2027	336,891
2,550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,489,905
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,660,980
Annual Shareholder Report

Principal Amount or Shares			Value
$3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,086,299
		TOTAL	18,150,749
		Capital Goods@0018Aerospace & Defense – 0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	475,903
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	649,546
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,261,259
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,271,840
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,959,889
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,925,000
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,094,301
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,762,523
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,385,971
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,080,104
		TOTAL	22,866,336
		Capital Goods@0018Building Materials – 0.1%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,815,566
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,483,235
		TOTAL	3,298,801
		Capital Goods@0018Construction Machinery – 0.2%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	407,904
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,852,375
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	68,612
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	563,370
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,728,374
100,000		John Deere Capital Corp., Sr. Note, Series D, 1.287%, 12/18/2009	100,045
		TOTAL	9,720,680
		Capital Goods@0018Diversified Manufacturing – 1.0%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,884,000
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,202,921
2,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	2,097,386
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,687,130
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,766,121
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	661,576
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,287,387
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,327,670
Annual Shareholder Report

Principal Amount or Shares			Value
$3,920,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,999,792
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,975,081
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,783,945
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	6,876,379
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,692,553
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,283,100
3,500,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	3,584,770
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,751,258
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,938,744
1,850,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,932,545
		TOTAL	53,732,358
		Capital Goods@0018Environmental – 0.2%
6,360,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	6,677,780
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,755,275
		TOTAL	8,433,055
		Capital Goods@0018Packaging – 0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	994,605
		Communications@0018Media & Cable – 0.7%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	213,531
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,468,636
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,263,771
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,160,140
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,331,902
5,020,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,138,396
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,086,390
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,425,897
		TOTAL	38,088,663
		Communications@0018Media Noncable – 0.2%
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	270,950
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,111,922
1,760,000	[1,2]	News America, Inc., 5.65%, 8/15/2020	1,868,097
1,000,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	1,092,749
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,619,197
		TOTAL	12,962,915
Annual Shareholder Report

Principal Amount or Shares			Value
		Communications@0018Telecom Wireless – 0.4%
$7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,855,997
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,731,344
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	496,093
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,191,458
		TOTAL	19,274,892
		Communications@0018Telecom Wirelines – 1.5%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,321,488
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,078,072
6,050,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	6,243,594
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,753,420
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,703,957
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,749,330
2,500,000		SBC Communications, Inc., 5.10%, 9/15/2014	2,734,318
4,195,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	4,315,690
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,498,797
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,887,823
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,676,437
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,084,921
		TOTAL	77,047,847
		Consumer Cyclical@0018Automotive – 0.8%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,849,689
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	5,905,731
13,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	14,753,262
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,055,085
126,000	[1,2]	GMAC LLC, Series 144A, 6.00%, 4/1/2011	121,905
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,207,758
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	3,126,377
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,354,505
		TOTAL	40,374,312
		Consumer Cyclical@0018Entertainment – 0.6%
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,228,943
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,498,643
16,700,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	18,515,714
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,768,494
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,099,727
		TOTAL	33,111,521
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical@0018Lodging – 0.0%
$850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	793,092
		Consumer Cyclical@0018Retailers – 0.7%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,092,111
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,389,034
674,188	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	650,779
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	537,265
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,309,266
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,516,290
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	1,026,134
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,394,000
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	232,394
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,193,415
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,891,902
10,000,000		Wal-Mart Stores, Inc., 6.20%, 4/15/2038	11,368,643
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,135,423
		TOTAL	36,736,656
		Consumer Cyclical@0018Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,412,085
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	220,145
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,117,037
		TOTAL	6,749,267
		Consumer Cyclical@0018Textile – 0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	63,846
		Consumer Non-Cyclical@0018Food/Beverage – 1.3%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,618,908
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,731,050
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,598,040
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,621,771
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	118,937
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,897,175
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,760,575
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,169,491
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,082,245
2,460,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,704,733
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	4,020,026
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	523,003
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,257,208
Annual Shareholder Report

Principal Amount or Shares			Value
$10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,561,976
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,416,824
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,802,076
1,660,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	1,721,601
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	173,676
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	250,243
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,773,537
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,148,452
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,475,118
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	3,015,987
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,024,646
		TOTAL	70,467,298
		Consumer Non-Cyclical@0018Health Care – 0.4%
2,140,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	2,377,814
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,321,102
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,124,537
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	908,179
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,622,629
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	4,275,560
5,380,000	[1,2]	Thermo Fisher Scientific, Inc., Sr. Note, Series 144A, 2.15%, 12/28/2012	5,422,200
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,807,870
		TOTAL	21,859,891
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.7%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,884,993
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,131,435
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,314,723
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,324,392
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	461,141
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,129,215
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,211,854
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,379,743
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	752,420
		TOTAL	38,589,916
		Consumer Non-Cyclical@0018Products – 0.2%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,356,501
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,060,741
Annual Shareholder Report

Principal Amount or Shares			Value
$2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,124,019
445,000		Snap-On, Inc., 6.25%, 8/15/2011	479,932
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,279,072
		TOTAL	8,300,265
		Consumer Non-Cyclical@0018Supermarkets – 0.3%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,670,469
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,553,272
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	5,842,237
		TOTAL	14,065,978
		Consumer Non-Cyclical@0018Tobacco – 0.5%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	9,467,221
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,661,889
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,778,558
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,459,375
		TOTAL	25,367,043
		Energy@0018Independent – 0.5%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,191,235
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,231,850
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	379,340
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,707,730
335,000		Devon Financing Corp., 6.875%, 9/30/2011	366,084
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	2,044,088
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,807,309
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	10,251,575
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	688,151
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	997,811
		TOTAL	26,665,173
		Energy@0018Integrated – 0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	140,334
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	10,780,451
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,920,905
2,250,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,463,998
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,906,755
583,450	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	602,396
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	387,858
		TOTAL	24,202,697
Annual Shareholder Report

Principal Amount or Shares			Value
		Energy@0018Oil Field Services – 0.1%
$1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,172,395
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,134,183
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,098,331
		TOTAL	7,404,909
		Energy@0018Refining – 0.2%
2,630,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	2,778,694
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,151,810
1,590,000		Valero Energy Corp., 9.375%, 3/15/2019	1,916,937
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	929,228
		TOTAL	9,776,669
		Financial Institution@0018Banking – 6.1%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,925,039
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,720,401
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,048,308
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,597,150
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,519,222
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,293,369
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,812,500
1,050,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,087,805
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,059,023
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,864,210
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,364,234
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,042,727
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,297,602
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,011,259
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,497,212
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,147,139
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	163,894
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,512,939
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,627,590
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,102,413
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,359,830
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,925,000
6,694,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	7,291,581
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,647,834
Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,591,890
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,098,902
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,334,523
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,624,585
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	10,098,342
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,554,654
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,058,511
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,169,161
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,394,505
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,082,491
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,421,688
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,806,720
5,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	6,163,423
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,807,416
2,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,125,889
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,979,989
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,793,759
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,650
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,698,999
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	203,635
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	979,315
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	684,426
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,056,287
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	267,011
1,600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	1,626,716
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,129,664
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,439,143
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,278,682
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,272,107
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,013,697
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,000,694
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	807,067
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,211,687
5,020,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 3.70%, 11/13/2014	5,102,004
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,151,568
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,091,863
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,091,061
Annual Shareholder Report

Principal Amount or Shares			Value
$3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,110,317
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,379,712
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,283,273
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,270,967
1,417,950	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	762,928
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,650
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,704,471
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	789,826
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,598,506
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,375,742
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,016,549
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,041,293
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,381,019
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	13,336,279
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,285,300
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,624,709
7,100,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,211,858
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,639,630
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,044,067
		TOTAL	322,158,101
		Financial Institution@0018Brokerage – 1.2%
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,738,453
3,000,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	3,079,491
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,058,676
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,214,019
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	2,940,059
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,702,007
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,832,852
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,876,553
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	758,519
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,694,150
6,540,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	7,192,691
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	480,200
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	350,000
440,000		Nuveen Investments, 5.00%, 9/15/2010	436,150
440,000		Nuveen Investments, 5.50%, 9/15/2015	303,600
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,404,818
Annual Shareholder Report

Principal Amount or Shares			Value
$5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,376,188
		TOTAL	61,438,426
		Financial Institution@0018Finance Noncaptive – 2.2%
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,749,601
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,019,866
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,669,170
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,066,297
500,000		American General Finance Corp., 4.00%, 3/15/2011	450,653
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,981,250
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,699,602
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,232,091
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,876,200
285,000		Capital One Capital V, 10.25%, 8/15/2039	314,282
850,000		Capital One Capital VI, 8.875%, 5/15/2040	847,442
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	5,503,094
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,881,736
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	14,815,645
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,835,688
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	3,375,184
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,056,632
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	194,738
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,101,739
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,378,548
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	198,803
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,039,995
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,041,000
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,835,391
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,047,849
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	52,536
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	470,000
5,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	5,163,725
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	6,008,425
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,440,938
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	970,000
Annual Shareholder Report

Principal Amount or Shares			Value
$1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,774,626
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	768,863
		TOTAL	113,861,609
		Financial Institution@0018Insurance@0018Health – 0.4%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,592,241
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,543,875
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	5,112,821
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,847,627
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,831,871
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,946,085
		TOTAL	20,874,520
		Financial Institution@0018Insurance@0018Life – 1.0%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	815,055
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,197,935
6,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	8,079,822
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,701,037
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,680,329
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,414,245
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,061,181
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,463,872
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,556,354
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,705,693
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,086,973
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	489,353
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,554,258
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	11,592,981
		TOTAL	53,399,088
		Financial Institution@0018Insurance@0018P&C – 0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,225,119
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,767,606
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,823,874
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	758,289
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	5,596,177
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,450,225
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	3,841,012
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,987,522
Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	982,400
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	824,955
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,767,988
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,840,186
2,187,000		Penn Central Corp., Sub. Note, 10.875%, 5/1/2011	1,963,688
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,802,316
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,682,021
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,006,625
		TOTAL	49,320,003
		Financial Institution@0018REITs – 0.7%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,073,389
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	2,989,002
2,655,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,781,182
4,950,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,091,967
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	804,001
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,014,703
770,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	714,156
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,033,807
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,260,998
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	3,683,810
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,739,812
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,471,214
		TOTAL	35,658,041
		Foreign@0018Local@0018Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	971,460
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	567,844
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,126,819
		TOTAL	1,694,663
		Oil & Gas – 0.3%
14,700,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	14,913,968
		Sovereign – 0.2%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,500,034
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,661,897
Annual Shareholder Report

Principal Amount or Shares			Value
$3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	3,857,000
		TOTAL	10,018,931
		Technology – 1.7%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,197,229
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,707,308
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	20,853,193
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,284,785
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,076,903
5,485,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	6,198,794
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,560,073
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,945,468
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,199,323
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,812,743
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,336,369
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	558,091
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	159,184
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,231,493
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,699,532
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,113,360
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,352,794
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,111,576
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	559,525
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,774,936
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,098,052
		TOTAL	86,830,731
		Transportation@0018Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,394,686
		Transportation@0018Railroads – 0.3%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,007,358
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,332,621
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,043,164
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	314,122
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,304,691
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,664,658
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,504,432
		TOTAL	18,171,046
Annual Shareholder Report

Principal Amount or Shares			Value
		Transportation@0018Services – 0.1%
$2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,124,421
759,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	769,319
		TOTAL	2,893,740
		Utility@0018Electric – 2.2%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,647,722
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,206,340
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	822,034
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,879,924
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,331,279
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	745,856
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,211,139
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,804,049
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,196,995
2,990,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	3,331,908
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	282,919
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,257,597
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,678,045
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,264,808
6,520,000	[1,2]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.05%, 8/15/2021	6,881,648
3,370,000	[1,2]	FirstEnergy Solutions Corp., Series 144A, 4.80%, 2/15/2015	3,562,729
2,134,733	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,310,810
1,890,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	2,200,054
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,900,903
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,025,099
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,146,989
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,966,657
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,581,716
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	937,355
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	986,631
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,244,617
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	903,720
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	771,243
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,218,428
Annual Shareholder Report

Principal Amount or Shares		Value
$2,290,000	Progress Energy, Inc., 7.05%, 3/15/2019	2,670,938
500,000	SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	534,977
3,700,000	Union Electric Co., 6.00%, 4/1/2018	4,039,001
1,280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,355,269
7,340,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	8,040,915
6,000,000	Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,631,455
	TOTAL	113,571,769
	Utility@0018Natural Gas Distributor – 0.6%
14,875,000	Atmos Energy Corp., 4.95%, 10/15/2014	16,065,411
2,000,000	Atmos Energy Corp., 5.125%, 1/15/2013	2,151,815
1,290,000	Atmos Energy Corp., 8.50%, 3/15/2019	1,633,087
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,151,103
2,655,000	Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,961,301
3,000,000	Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,909,054
3,000,000	Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,385,559
	TOTAL	31,257,330
	Utility@0018Natural Gas Pipelines – 0.5%
500,000	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	702,693
1,205,000	Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,319,389
3,750,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,089,241
1,700,000	Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,801,352
5,820,000	Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	7,096,000
5,900,000	Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,217,474
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,556,032
3,340,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,814,773
	TOTAL	26,596,954
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,567,589,452)	1,680,058,412
	Adjustable Rate Mortgages – 0.0%
	Federal National Mortgage Association – 0.0%
24,894	FNMA ARM 681769, 3.552%, 1/01/2033	25,468
	Government National Mortgage Association – 0.0%
2,916	GNMA2 ARM 80201, 30 Year, 4.375%, 5/20/2028	3,041
Annual Shareholder Report

Principal Amount or Shares			Value
$1,611		GNMA2 ARM 8717, 4.125%, 10/20/2025	1,660
		TOTAL	4,701
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $30,363)	30,169
		Asset-Backed Securities – 0.5%
		Commercial Mortgage – 0.5%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	8,830,298
18,680,000		Morgan Stanley Capital, Inc., Class A4, 6.076%, 6/11/2049	15,640,333
		TOTAL	24,470,631
		Financial Institution@0018Finance Noncaptive – 0.0%
365,619		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	210,265
		Home Equity Loan – 0.0%
15,260	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	12,666
		Utility@0018Electric – 0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,028,802
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $27,322,498)	25,722,364
		Certificate of Deposit – 0.0%
		Financial Institution@0018Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $87,408)	89,679
		Government Agencies – 6.8%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,523,580
1,000,000		Federal Farm Credit System, Bond, 4.20%, 2/19/2015	1,006,957
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	684,200
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,085,785
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,105,288
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,016,362
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,050,909
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,592,400
80,000,000	[6]	Federal Home Loan Bank System, 3.375%, 8/13/2010	81,702,840
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	48,028,604
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,307,696
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,112,974
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,172,036
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,188,010
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,219,053
Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		Federal Home Loan Bank System, Bond, 5.125%, 12/7/2012	1,000,861
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,074,588
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	144,686
750,000		Federal Home Loan Bank System, Bond, Series 1G-2015, 4.45%, 2/12/2015	755,334
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	492,025
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,049,565
20,000,000	[6]	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,117,466
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	44,194,772
55,000,000	[6]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	56,896,911
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,033,404
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	439,435
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,530,708
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,026,694
15,000,000	[6]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,554,249
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	43,109,068
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,532,705
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	510,132
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,257,882
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,064,489
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,021,577
1,000,000		Federal National Mortgage Association, Unsecd. Note, 4.44%, 1/14/2014	1,004,574
1,000,000		Federal National Mortgage Association, Unsecd. Note, 5.52%, 1/26/2017	1,007,650
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,140,056
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $340,586,881)	358,755,525
		Governments/Agencies – 0.4%
		Sovereign – 0.4%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	18,814,500
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,970,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,676,071)	22,785,250
		U.S. Treasury – 8.3%
		U.S. Treasury Bond – 0.2%
9,000,000		United States Treasury Bond, 4.25%, 5/15/2039	9,083,672
Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. Treasury Notes – 8.1%
$175,000,000	[6]	United States Treasury Note, 1.00%, 9/30/2011	176,317,540
50,000,000	[6]	United States Treasury Note, 2.25%, 5/31/2014	51,029,295
40,000,000		United States Treasury Note, 2.375%, 3/31/2016	39,787,500
125,000,000	[6]	United States Treasury Note, 2.625%, 6/30/2014	129,492,188
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,053,750
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	8,963,454
14,800,000	[6]	United States Treasury Note, 3.25%, 5/31/2016	15,459,640
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,075,820
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,101,796
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,109,389
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,098,132
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,073,257
200,000		United States Treasury Note, 5.00%, 8/15/2011	215,495
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,073,399
100,000		United States Treasury Note, 6.50%, 2/15/2010	101,328
		TOTAL	428,951,983
		TOTAL U.S. TREASURY (IDENTIFIED COST $427,975,012)	438,035,655
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
290,672		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	316,153
117,295		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	127,520
31,381		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	32,273
		TOTAL	475,946
		Federal National Mortgage Association – 0.1%
196,949		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	205,271
170,239		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	172,683
136,894		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	147,716
8,669		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	9,167
493,738		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	529,481
		TOTAL	1,064,318
		Government National Mortgage Association – 0.0%
31,391		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	34,603
1,830		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,032
Annual Shareholder Report

Principal Amount or Shares		Value
$4,171	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,595
1,428	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,574
3,058	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,377
342	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	380
193,111	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	210,376
8,122	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	8,942
8,087	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	8,809
1,468	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,602
373,373	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	386,719
85,612	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	94,391
	TOTAL	757,400
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,150,657)	2,297,664
	Collateralized Mortgage Obligations – 3.0%
	Commercial Mortgage – 3.0%
18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,769,300
9,611,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	9,002,403
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.935%, 2/10/2051	4,258,508
10,800,000	CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,845,028
20,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	18,935,952
22,260,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	19,075,268
15,950,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,517,699
16,000,000	LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.318%, 4/15/2041	15,123,710
3,000,000	Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,907,331
Annual Shareholder Report

Principal Amount or Shares			Value
$6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	4,710,847
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	8,286,963
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,736,426
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.803%, 6/13/2042	22,874,660
		TOTAL	157,044,095
		Federal National Mortgage Association – 0.0%
19,245		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	22,022
8,840		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	10,065
		TOTAL	32,087
		Government National Mortgage Association – 0.0%
293,543		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	305,039
		Non-Agency Mortgage – 0.0%
8,614	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.542%, 1/28/2027	5,169
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $167,640,144)	157,386,390
		Municipal – 0.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,066,652)	10,418,494
		Preferred Stock – 0.0%
		Finance@0018Commercial – 0.0%
26	[1,2]	GMAC, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $7,913)	15,732
Annual Shareholder Report

Principal Amount or Shares			Value
		Mutual Funds – 61.2%;7
5,388,574		Emerging Markets Fixed Income Core Fund	129,546,770
158,858,737		Federated Mortgage Core Portfolio	1,623,536,293
69,274,319		High Yield Bond Portfolio	426,037,061
1,043,410,063	[8,9]	Prime Value Obligations Fund, Institutional Shares, 0.22%	1,043,410,063
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,119,618,389)	3,222,530,187
		TOTAL INVESTMENTS — 112.4% (IDENTIFIED COST $5,682,751,440)[10]	5,918,125,521
		OTHER ASSETS AND LIABILITIES - NET — (12.4)%[11]	(653,744,373)
		TOTAL NET ASSETS — 100%	$5,264,381,148
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $169,145,112, which represented 3.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2009, these liquid restricted securities amounted to $169,145,112, which represented 3.2% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Affiliated companies.
8	All or a portion of this security is held as collateral for securities lending.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $5,687,595,577.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
Annual Shareholder Report

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,680,058,412	$ —	$1,680,058,412
Adjustable Rate Mortgages	—	30,169	—	30,169
Asset-Backed Securities	—	25,722,364	—	25,722,364
Certificate of Deposit	—	89,679	—	89,679
Government Agencies	—	358,755,525	—	358,755,525
Governments/Agencies	—	22,785,250	—	22,785,250
U.S. Treasury	—	438,035,655	—	438,035,655
Mortgage-Backed Securities	—	2,297,664	—	2,297,664
Collateralized Mortgage Obligations	—	157,386,390	—	157,386,390
Municipal	—	10,418,494	—	10,418,494
Equity Securities:
Domestic	—	15,732	—	15,732
Mutual Funds	3,222,530,187	—	—	3,222,530,187
TOTAL SECURITIES	$3,222,530,187	$2,695,595,334	$ —	$5,918,125,521
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.
Annual Shareholder Report

  The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2009

Assets:
Total investments in securities, at value including $687,973,206 of securities loaned and $3,222,530,187 of investments in affiliated issuers (Note 5) (identified cost $5,682,751,440)		$5,918,125,521
Cash		1,948,384
Income receivable		30,499,531
Income receivable from affiliated issuers		9,635,742
Receivable for shares sold		29,999,150
TOTAL ASSETS		5,990,208,328
Liabilities:
Payable for investments purchased	$2,261,261
Payable for shares redeemed	7,948,750
Payable for collateral due to broker for securities lending	707,166,000
Income distribution payable	6,726,386
Payable for Directors'/Trustees' fees	649
Payable for distribution services fee (Note 5)	437,388
Payable for shareholder services fee (Note 5)	635,172
Accrued expenses	651,574
TOTAL LIABILITIES		725,827,180
Net assets for 478,640,997 shares outstanding		$5,264,381,148
Net Assets Consist of:
Paid-in capital		$5,045,638,352
Net unrealized appreciation of investments		235,374,081
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(20,124,633)
Undistributed net investment income		3,493,348
TOTAL NET ASSETS		$5,264,381,148
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,255,607,913 ÷ 205,081,481 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share	$11.00
Institutional Service Shares:
Net asset value per share ($1,661,128,615 ÷ 151,037,014 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share	$11.00
Class A Shares:
Net asset value per share ($991,255,246 ÷ 90,118,655 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share (100/95.50 of $11.00)	$11.52
Redemption proceeds per share	$11.00
Class B Shares:
Net asset value per share ($39,972,237 ÷ 3,634,375 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share (94.50/100 of $11.00)	$10.40
Class C Shares:
Net asset value per share ($129,779,020 ÷ 11,799,512 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share (99.00/100 of $11.00)	$10.89
Class K Shares:
Net asset value per share ($186,638,117 ÷ 16,969,960 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share	$11.00
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2009

Investment Income:
Interest (including income on securities loaned of $3,705,560)		$104,620,607
Dividends (including $100,830,810 received from affiliated issuers (Note 5))		100,832,431
Investment income allocated from affiliated partnership (Note 5)	$4,076,803
Expenses allocated from affiliated partnership (Note 5)	(10,552)
Net income allocated from affiliated partnership		4,066,251
TOTAL INCOME AND ALLOCATED EXPENSES		209,519,289
Expenses:
Investment adviser fee (Note 5)	12,013,879
Administrative personnel and services fee (Note 5)	2,977,017
Custodian fees	134,680
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	541,453
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	737,483
Transfer and dividend disbursing agent fees and expenses — Class A Shares	315,244
Transfer and dividend disbursing agent fees and expenses — Class B Shares	33,527
Transfer and dividend disbursing agent fees and expenses — Class C Shares	62,840
Transfer and dividend disbursing agent fees and expenses — Class K Shares	388,836
Directors'/Trustees' fees	27,958
Auditing fees	25,400
Legal fees	7,964
Portfolio accounting fees	261,050
Distribution services fee — Institutional Service Shares (Note 5)	3,211,086
Distribution services fee — Class A Shares (Note 5)	1,425,774
Distribution services fee — Class B Shares (Note 5)	263,169
Distribution services fee — Class C Shares (Note 5)	652,465
Distribution services fee — Class K Shares (Note 5)	728,503
Shareholder services fee — Institutional Service Shares (Note 5)	2,861,303
Shareholder services fee — Class A Shares (Note 5)	1,406,871
Shareholder services fee — Class B Shares (Note 5)	87,723
Shareholder services fee — Class C Shares (Note 5)	196,528
Account administration fee — Institutional Service Shares	315,836
Account administration fee — Class A Shares	18,039
Annual Shareholder Report

Statement of Operations — continued
Account administration fee — Class C Shares		$20,039
Share registration costs		362,947
Printing and postage		158,489
Insurance premiums		10,908
Taxes		271,300
Miscellaneous		19,877
TOTAL EXPENSES		29,538,188
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(3,247,569)
Waiver of administrative personnel and services fee	(57,201)
Waiver of distribution services fee — Institutional Service Shares	(2,568,869)
Waiver of distribution services fee — Class K Shares	(150)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(253,306)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(523,597)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,650,692)
Net expenses			$22,887,496
Net investment income			186,631,793
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $94,305 on sales of investments in affiliated issuers (Note 5))			(2,316,327)
Net realized gain on futures contracts			14,239,343
Net realized gain on swap contracts			2,800,011
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(370,528)
Net change in unrealized appreciation of futures contracts			(8,385,126)
Net change in unrealized appreciation of swap contracts			(1,848,897)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			420,561,393
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			424,679,869
Change in net assets resulting from operations			$611,311,662
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$186,631,793	$136,093,737
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	14,352,499	(27,642,694)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	410,327,370	(213,146,731)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	611,311,662	(104,695,688)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(88,548,865)	(69,629,319)
Institutional Service Shares	(62,924,747)	(47,313,787)
Class A Shares	(25,571,393)	(12,036,959)
Class B Shares	(1,446,266)	(1,370,865)
Class C Shares	(3,499,751)	(2,007,736)
Class K Shares	(6,398,209)	(4,432,831)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,389,231)	(136,791,497)
Share Transactions:
Proceeds from sale of shares	2,958,244,527	1,613,612,668
Proceeds from shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	66,544,197	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	67,356,342	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	11,733,769	—
Net asset value of shares issued to shareholders in payment of distributions declared	109,543,216	65,105,496
Cost of shares redeemed	(1,185,573,931)	(900,150,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,027,848,120	778,568,049
Change in net assets	2,450,770,551	537,080,864
Net Assets:
Beginning of period	2,813,610,597	2,276,529,733
End of period (including undistributed net investment income of $3,493,348 and $1,113,740, respectively)	$5,264,381,148	$2,813,610,597
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 12, 2009, the Fund received assets from Fulton ERISA Collective Fund as the result of a reorganization, as follows:

Shares of the Fund Issued	Fulton ERISA Collective Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,435,609	$66,544,197	$3,739,032,071	$3,805,576,268

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254
1	Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.
Annual Shareholder Report

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:
Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,158,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354
2	Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Annual Shareholder Report may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

At November 30, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or Annual Shareholder Report losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At November 30, 2009, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.

As of November 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$687,973,206	$707,166,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Annual Shareholder Report either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$14,239,343	$14,239,343
Credit contracts	2,800,011	—	2,800,011
Total	$2,800,011	$14,239,343	$17,039,354
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(8,385,126)	$(8,385,126)
Credit contracts	(1,848,897)	—	(1,848,897)
Total	$(1,848,897)	$(8,385,126)	$(10,234,023)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	105,588,349	$1,109,088,103	60,364,599	$635,401,913
Shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	6,435,609	66,544,197	—	—
Shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	6,571,350	67,356,342	—	—
Shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	1,158,319	11,733,769	—	—
Shares issued to shareholders in payment of distributions declared	2,424,985	25,559,318	1,549,714	16,149,019
Shares redeemed	(48,547,281)	(506,209,436)	(37,641,424)	(392,258,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	73,631,331	$774,072,293	24,272,889	$259,292,809
Year Ended November 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	75,997,168	$800,270,798	67,090,361	$699,771,045
Shares issued to shareholders in payment of distributions declared	4,856,073	51,061,444	3,079,236	32,001,318
Shares redeemed	(40,058,879)	(416,889,340)	(30,398,897)	(316,197,243)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	40,794,362	$434,442,902	39,770,700	$415,575,120
Year Ended November 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	79,329,094	$833,584,274	17,314,767	$180,039,674
Shares issued to shareholders in payment of distributions declared	2,194,303	23,220,922	989,039	10,325,220
Shares redeemed	(17,564,671)	(185,053,602)	(12,064,296)	(124,665,987)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	63,958,726	$671,751,594	6,239,510	$65,698,907
Annual Shareholder Report

Year Ended November 30	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,539,354	$16,011,971	817,712	$8,524,818
Shares issued to shareholders in payment of distributions declared	113,166	1,186,410	107,308	1,123,137
Shares redeemed	(995,830)	(10,389,599)	(941,764)	(9,811,367)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	656,690	$6,808,782	(16,744)	$(163,412)
Year Ended November 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,493,842	$88,847,920	2,425,332	$25,157,992
Shares issued to shareholders in payment of distributions declared	218,200	2,303,152	110,719	1,156,803
Shares redeemed	(1,921,127)	(20,173,662)	(1,554,449)	(16,183,155)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,790,915	$70,977,410	981,602	$10,131,640
Year Ended November 30	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	10,633,119	$110,441,461	6,161,539	$64,717,226
Shares issued to shareholders in payment of distributions declared	590,745	6,211,970	416,588	4,349,999
Shares redeemed	(4,515,122)	(46,858,292)	(3,913,390)	(41,034,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	6,708,742	$69,795,139	2,664,737	$28,032,985
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	192,540,766	$2,027,848,120	73,912,694	$778,568,049

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap contracts, allocated income from partnerships and TIPS.

Annual Shareholder Report

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(624)	$4,137,046	$(4,136,422)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$188,389,231	$136,791,497

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,493,348
Net unrealized appreciation	$230,529,944
Capital loss carryforwards	$(15,280,496)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2009, the cost of investments for federal tax purposes was $5,687,595,577. The net unrealized appreciation of investments for federal tax purposes was $230,529,944. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $261,261,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,731,671.

At November 30, 2009, the Fund had a capital loss carryforward of $15,280,496 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

The Fund used capital loss carryforwards of $14,320,583 to offset taxable capital gains realized during the year ended November 30, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to January 31, 2009, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Annual Shareholder Report

Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the Adviser voluntarily waived $2,470,806 of its fee. In addition, for the year ended November 30, 2009, an affiliate of the Adviser reimbursed $776,903 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $57,201 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FSC voluntarily waived $2,569,019 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $2,336,266 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $148,393 in sales charges from the sale of Class A Shares. FSC also retained $15,000 of CDSC relating to redemptions of Class A Shares and $10,669 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $776,763. Transactions with affiliated companies during the year ended November 30, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	5,388,574	—	5,388,574	$129,546,770	$4,076,803
Federated Mortgage Core Portfolio	138,215,528	43,375,144	22,731,935	158,858,737	$1,623,536,293	$74,060,665
High Yield Bond Portfolio	28,990,345	40,283,974	—	69,274,319	$426,037,061	$25,824,910
Prime Value Obligations Fund, Institutional Shares	259,906,536	5,648,903,017	4,865,399,490	1,043,410,063	$1,043,410,063	$945,235
TOTAL OF AFFILIATED TRANSACTIONS	427,112,409	5,737,950,709	4,888,131,425	1,276,931,693	$3,222,530,187	$104,907,613

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's web site or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to Annual Shareholder Report achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's web site or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

Purchases	$1,551,633,689
Sales	$309,580,844

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the Annual Shareholder Report law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

January 22, 2010

Annual Shareholder Report

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised three portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Total Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Annual Shareholder Report the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.55	0.57	0.56	0.53	0.51
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.17	(0.90)	0.06	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	1.72	(0.33)	0.62	0.68	0.25
Less Distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.56)	(0.53)	(0.52)
Net Asset Value, End of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	17.90%	(3.26)%	6.09%	6.70%	2.32%
Ratios to Average Net Assets:
Net expenses	0.35%	0.36%	0.36%	0.35%	0.35%
Net investment income	5.11%	5.41%	5.29%	4.92%	4.79%
Expense waiver/reimbursement[2]	0.10%	0.17%	0.20%	0.31%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,255,608	$1,292,720	$1,149,888	$813,367	$605,292
Portfolio turnover	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.52	0.54	0.52	0.50	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.17	(0.90)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	1.69	(0.36)	0.59	0.65	0.22
Less Distributions:
Distributions from net investment income	(0.52)	(0.54)	(0.53)	(0.50)	(0.49)
Net Asset Value, End of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	17.55%	(3.55)%	5.79%	6.39%	2.03%[2]
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.64%	0.65%	0.64%
Net investment income	4.82%	5.13%	4.99%	4.61%	4.49%
Expense waiver/reimbursement[3]	0.32%	0.39%	0.40%	0.42%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,661,129	$1,084,231	$756,089	$644,797	$612,226
Portfolio turnover	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,081.90	$1.83
Institutional Service Shares	$1,000	$1,080.30	$3.39
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2009, was 17.90% for Institutional Shares and 17.55% for Institutional Service Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index (BCAB),1 a broad-based securities market index, and the Lipper Intermediate Investment Grade Debt Category Average2 was 11.63% and 17.90%, respectively, for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the BCAB.

During the reporting period, the single most significant factor affecting the Fund's performance was the allocation of the portfolio among securities of similar types of issuers (referred to as sectors). Other factors affecting performance included: (1) individual security selection within various sectors; (2) the exposure to varying points along the maturity spectrum (referred to as yield curve strategy); and (3) the effect of changing interest rates3 (referred to as duration).

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

1	The BCAB is an unmanaged index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.
2	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
5

Market Overview

From December 2008 through March 2009, the economy was deep in recessionary territory and anxiety remained in the financial markets, particularly the stock markets. The non-Treasury bond sectors, on the other hand, immediately began delivering returns well in excess of the U.S. Treasury markets, a reflection that bond investors thought that the economy's deterioration would slow. The Federal Reserve (Fed) made no official adjustments to monetary policy, keeping the federal funds target rate within its previous range of 0% to 0.25%. However, the Fed embarked on direct support to the bond market and economy by purchasing large amounts of both U.S. Treasury and agency-backed mortgage securities, in effect helping to keep overall interest rates at low historical levels. After four consecutive negative quarters for Gross Domestic Product, the economy exhibited positive growth in the third quarter of 2009, after many foreign economies had already begun growing again. As the reporting period came to a close, it was apparent that economic growth continued. The Fed gave no indication that higher federal funds target rates would be occurring over the near term. As a result, U.S. interest rates fell over the reporting period, with larger declines felt in the shorter to intermediate maturity areas (i.e., two-year to ten-year), with relatively lesser declines for 30-year maturities. With many world economies growing and no near-term rate hikes expected in the U.S., the non-Treasury bond markets experienced very large positive returns.

Sector

Sector allocation was a very significant positive contributor to performance relative to the BCAB. The Fund continually added to its small but growing position in high yield bonds,4 the single best performing of all bond sectors. Additionally, the Fund maintained an overweight and continually larger position in the investment grade corporate bond sector, while maintaining a year-long underweight position in U.S. Treasury securities, which represented the worst of all bond sectors.

Security Selection

Security selection was a positive performance contributor primarily due to holdings in high quality mortgage-backed securities.5 The core mortgage holdings, which represented the single largest asset concentration in the Fund, significantly outperformed the Barclays Capital Mortgage-Backed Securities Index6 return. Other sectors generated varying but largely insignificant impacts on overall Fund performance.

4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
5	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6	The Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.
Annual Shareholder Report
6

Yield Curve

Yield curve strategy was also a positive relative performance contributor, though to a lesser degree than sector allocation and security selection. While interest rates fell for all points along the maturity spectrum, the least impact was experienced for the longest maturity points, where the Fund held less exposure relative to the BCAB.

Duration7

Duration modestly detracted from performance relative to the BCAB, mostly during the summer months of 2009. With the economy resuming a positive growth pattern and corporate earnings generally exceeding expectations, the Fund was positioned for a rising interest rate environment by targeting duration slightly short of the BCAB. In reality, interest rates fell over the summer months as the Fed signaled that no official change in the federal funds target rate was to be expected.

7	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report
7

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Institutional Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	17.90%
5 Years	5.73%
10 Years	6.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
Annual Shareholder Report
8

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Institutional Service Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	17.55%
5 Years	5.42%
10 Years	6.28%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
Annual Shareholder Report
9

Portfolio of Investments Summary Table (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	40.3%
Mortgage-Backed Securities[3]	29.5%
U.S. Treasury and Agency Securities	17.4%
Collateralized Mortgage Obligations	6.2%
Asset-Backed Securities	0.5%
Securities Lending Collateral[4]	13.4%
Other Security Types[5]	0.2%
Cash Equivalents[6]	8.1%
Other Assets and Liabilities — Net[7]	(15.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
5	Other Security Types consist of common stock, preferred stock and municipal securities.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

November 30, 2009

Principal Amount or Shares			Value
		Corporate Bonds – 31.9%
		Basic Industry@0018Chemicals – 0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,384,221
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	10,685,417
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,144,356
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,160,795
500,000		Du Pont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 4.125%, 4/30/2010	507,674
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,039,703
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,126,141
		TOTAL	23,048,307
		Basic Industry@0018Metals & Mining – 1.1%
650,000		Alcan, Inc., 5.00%, 6/1/2015	679,110
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,418,741
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	877,051
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,801,255
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,173,944
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,747,962
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,528,324
11,950,000		Barrick Gold Corp., 6.95%, 4/1/2019	13,983,551
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,459,991
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	456,564
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,173,579
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,428,692
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,179,940
9,180,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	9,993,286
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,681,774
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,301,841
		TOTAL	58,885,605
		Basic Industry@0018Paper – 0.3%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	538,601
5,450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	6,105,323
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	932,750
342,000		Westvaco Corp., 7.65%, 3/15/2027	336,891
2,550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,489,905
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,660,980
Annual Shareholder Report
11

Principal Amount or Shares			Value
$3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,086,299
		TOTAL	18,150,749
		Capital Goods@0018Aerospace & Defense – 0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	475,903
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	649,546
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,261,259
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,271,840
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,959,889
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,925,000
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,094,301
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,762,523
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,385,971
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,080,104
		TOTAL	22,866,336
		Capital Goods@0018Building Materials – 0.1%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,815,566
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,483,235
		TOTAL	3,298,801
		Capital Goods@0018Construction Machinery – 0.2%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	407,904
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,852,375
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	68,612
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	563,370
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,728,374
100,000		John Deere Capital Corp., Sr. Note, Series D, 1.287%, 12/18/2009	100,045
		TOTAL	9,720,680
		Capital Goods@0018Diversified Manufacturing – 1.0%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,884,000
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,202,921
2,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	2,097,386
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,687,130
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,766,121
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	661,576
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,287,387
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,327,670
Annual Shareholder Report
12

Principal Amount or Shares			Value
$3,920,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,999,792
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,975,081
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,783,945
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	6,876,379
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,692,553
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,283,100
3,500,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	3,584,770
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,751,258
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,938,744
1,850,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,932,545
		TOTAL	53,732,358
		Capital Goods@0018Environmental – 0.2%
6,360,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	6,677,780
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,755,275
		TOTAL	8,433,055
		Capital Goods@0018Packaging – 0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	994,605
		Communications@0018Media & Cable – 0.7%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	213,531
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,468,636
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,263,771
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,160,140
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,331,902
5,020,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,138,396
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,086,390
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,425,897
		TOTAL	38,088,663
		Communications@0018Media Noncable – 0.2%
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	270,950
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,111,922
1,760,000	[1,2]	News America, Inc., 5.65%, 8/15/2020	1,868,097
1,000,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	1,092,749
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,619,197
		TOTAL	12,962,915
Annual Shareholder Report
13

Principal Amount or Shares			Value
		Communications@0018Telecom Wireless – 0.4%
$7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,855,997
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,731,344
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	496,093
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,191,458
		TOTAL	19,274,892
		Communications@0018Telecom Wirelines – 1.5%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,321,488
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,078,072
6,050,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	6,243,594
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,753,420
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,703,957
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,749,330
2,500,000		SBC Communications, Inc., 5.10%, 9/15/2014	2,734,318
4,195,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	4,315,690
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,498,797
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,887,823
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,676,437
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,084,921
		TOTAL	77,047,847
		Consumer Cyclical@0018Automotive – 0.8%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,849,689
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	5,905,731
13,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	14,753,262
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,055,085
126,000	[1,2]	GMAC LLC, Series 144A, 6.00%, 4/1/2011	121,905
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,207,758
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	3,126,377
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,354,505
		TOTAL	40,374,312
		Consumer Cyclical@0018Entertainment – 0.6%
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,228,943
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,498,643
16,700,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	18,515,714
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,768,494
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,099,727
		TOTAL	33,111,521
Annual Shareholder Report
14

Principal Amount or Shares			Value
		Consumer Cyclical@0018Lodging – 0.0%
$850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	793,092
		Consumer Cyclical@0018Retailers – 0.7%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,092,111
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,389,034
674,188	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	650,779
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	537,265
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,309,266
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,516,290
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	1,026,134
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,394,000
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	232,394
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,193,415
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,891,902
10,000,000		Wal-Mart Stores, Inc., 6.20%, 4/15/2038	11,368,643
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,135,423
		TOTAL	36,736,656
		Consumer Cyclical@0018Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,412,085
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	220,145
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,117,037
		TOTAL	6,749,267
		Consumer Cyclical@0018Textile – 0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	63,846
		Consumer Non-Cyclical@0018Food/Beverage – 1.3%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,618,908
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,731,050
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,598,040
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,621,771
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	118,937
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,897,175
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,760,575
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,169,491
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,082,245
2,460,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,704,733
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	4,020,026
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	523,003
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,257,208
Annual Shareholder Report
15

Principal Amount or Shares			Value
$10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,561,976
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,416,824
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,802,076
1,660,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	1,721,601
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	173,676
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	250,243
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,773,537
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,148,452
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,475,118
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	3,015,987
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,024,646
		TOTAL	70,467,298
		Consumer Non-Cyclical@0018Health Care – 0.4%
2,140,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	2,377,814
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,321,102
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,124,537
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	908,179
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,622,629
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	4,275,560
5,380,000	[1,2]	Thermo Fisher Scientific, Inc., Sr. Note, Series 144A, 2.15%, 12/28/2012	5,422,200
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,807,870
		TOTAL	21,859,891
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.7%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,884,993
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,131,435
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,314,723
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,324,392
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	461,141
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,129,215
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,211,854
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,379,743
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	752,420
		TOTAL	38,589,916
		Consumer Non-Cyclical@0018Products – 0.2%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,356,501
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,060,741
Annual Shareholder Report
16

Principal Amount or Shares			Value
$2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,124,019
445,000		Snap-On, Inc., 6.25%, 8/15/2011	479,932
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,279,072
		TOTAL	8,300,265
		Consumer Non-Cyclical@0018Supermarkets – 0.3%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,670,469
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,553,272
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	5,842,237
		TOTAL	14,065,978
		Consumer Non-Cyclical@0018Tobacco – 0.5%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	9,467,221
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,661,889
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,778,558
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,459,375
		TOTAL	25,367,043
		Energy@0018Independent – 0.5%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,191,235
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,231,850
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	379,340
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,707,730
335,000		Devon Financing Corp., 6.875%, 9/30/2011	366,084
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	2,044,088
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,807,309
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	10,251,575
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	688,151
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	997,811
		TOTAL	26,665,173
		Energy@0018Integrated – 0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	140,334
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	10,780,451
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,920,905
2,250,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,463,998
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,906,755
583,450	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	602,396
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	387,858
		TOTAL	24,202,697
Annual Shareholder Report
17

Principal Amount or Shares			Value
		Energy@0018Oil Field Services – 0.1%
$1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,172,395
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,134,183
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,098,331
		TOTAL	7,404,909
		Energy@0018Refining – 0.2%
2,630,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	2,778,694
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,151,810
1,590,000		Valero Energy Corp., 9.375%, 3/15/2019	1,916,937
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	929,228
		TOTAL	9,776,669
		Financial Institution@0018Banking – 6.1%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,925,039
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,720,401
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,048,308
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,597,150
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,519,222
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,293,369
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,812,500
1,050,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,087,805
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,059,023
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,864,210
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,364,234
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,042,727
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,297,602
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,011,259
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,497,212
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,147,139
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	163,894
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,512,939
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,627,590
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,102,413
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,359,830
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,925,000
6,694,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	7,291,581
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,647,834
Annual Shareholder Report
18

Principal Amount or Shares			Value
$2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,591,890
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,098,902
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,334,523
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,624,585
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	10,098,342
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,554,654
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,058,511
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,169,161
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,394,505
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,082,491
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,421,688
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,806,720
5,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	6,163,423
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,807,416
2,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,125,889
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,979,989
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,793,759
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,650
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,698,999
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	203,635
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	979,315
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	684,426
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,056,287
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	267,011
1,600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	1,626,716
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,129,664
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,439,143
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,278,682
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,272,107
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,013,697
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,000,694
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	807,067
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,211,687
5,020,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 3.70%, 11/13/2014	5,102,004
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,151,568
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,091,863
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,091,061
Annual Shareholder Report
19

Principal Amount or Shares			Value
$3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,110,317
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,379,712
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,283,273
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,270,967
1,417,950	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	762,928
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,650
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,704,471
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	789,826
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,598,506
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,375,742
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,016,549
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,041,293
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,381,019
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	13,336,279
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,285,300
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,624,709
7,100,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,211,858
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,639,630
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,044,067
		TOTAL	322,158,101
		Financial Institution@0018Brokerage – 1.2%
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,738,453
3,000,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	3,079,491
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,058,676
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,214,019
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	2,940,059
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,702,007
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,832,852
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,876,553
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	758,519
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,694,150
6,540,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	7,192,691
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	480,200
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	350,000
440,000		Nuveen Investments, 5.00%, 9/15/2010	436,150
440,000		Nuveen Investments, 5.50%, 9/15/2015	303,600
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,404,818
Annual Shareholder Report
20

Principal Amount or Shares			Value
$5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,376,188
		TOTAL	61,438,426
		Financial Institution@0018Finance Noncaptive – 2.2%
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,749,601
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,019,866
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,669,170
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,066,297
500,000		American General Finance Corp., 4.00%, 3/15/2011	450,653
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,981,250
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,699,602
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,232,091
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,876,200
285,000		Capital One Capital V, 10.25%, 8/15/2039	314,282
850,000		Capital One Capital VI, 8.875%, 5/15/2040	847,442
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	5,503,094
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,881,736
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	14,815,645
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,835,688
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	3,375,184
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,056,632
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	194,738
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,101,739
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,378,548
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	198,803
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,039,995
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,041,000
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,835,391
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,047,849
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	52,536
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	470,000
5,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	5,163,725
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	6,008,425
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,440,938
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	970,000
Annual Shareholder Report
21

Principal Amount or Shares			Value
$1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,774,626
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	768,863
		TOTAL	113,861,609
		Financial Institution@0018Insurance@0018Health – 0.4%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,592,241
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,543,875
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	5,112,821
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,847,627
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,831,871
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,946,085
		TOTAL	20,874,520
		Financial Institution@0018Insurance@0018Life – 1.0%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	815,055
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,197,935
6,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	8,079,822
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,701,037
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,680,329
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,414,245
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,061,181
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,463,872
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,556,354
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,705,693
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,086,973
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	489,353
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,554,258
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	11,592,981
		TOTAL	53,399,088
		Financial Institution@0018Insurance@0018P&C – 0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,225,119
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,767,606
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,823,874
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	758,289
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	5,596,177
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,450,225
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	3,841,012
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,987,522
Annual Shareholder Report
22

Principal Amount or Shares			Value
$1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	982,400
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	824,955
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,767,988
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,840,186
2,187,000		Penn Central Corp., Sub. Note, 10.875%, 5/1/2011	1,963,688
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,802,316
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,682,021
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,006,625
		TOTAL	49,320,003
		Financial Institution@0018REITs – 0.7%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,073,389
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	2,989,002
2,655,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,781,182
4,950,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,091,967
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	804,001
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,014,703
770,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	714,156
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,033,807
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,260,998
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	3,683,810
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,739,812
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,471,214
		TOTAL	35,658,041
		Foreign@0018Local@0018Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	971,460
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	567,844
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,126,819
		TOTAL	1,694,663
		Oil & Gas – 0.3%
14,700,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	14,913,968
		Sovereign – 0.2%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,500,034
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,661,897
Annual Shareholder Report
23

Principal Amount or Shares			Value
$3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	3,857,000
		TOTAL	10,018,931
		Technology – 1.7%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,197,229
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,707,308
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	20,853,193
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,284,785
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,076,903
5,485,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	6,198,794
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,560,073
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,945,468
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,199,323
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,812,743
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,336,369
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	558,091
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	159,184
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,231,493
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,699,532
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,113,360
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,352,794
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,111,576
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	559,525
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,774,936
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,098,052
		TOTAL	86,830,731
		Transportation@0018Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,394,686
		Transportation@0018Railroads – 0.3%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,007,358
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,332,621
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,043,164
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	314,122
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,304,691
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,664,658
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,504,432
		TOTAL	18,171,046
Annual Shareholder Report
24

Principal Amount or Shares			Value
		Transportation@0018Services – 0.1%
$2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,124,421
759,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	769,319
		TOTAL	2,893,740
		Utility@0018Electric – 2.2%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,647,722
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,206,340
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	822,034
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,879,924
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,331,279
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	745,856
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,211,139
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,804,049
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,196,995
2,990,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	3,331,908
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	282,919
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,257,597
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,678,045
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,264,808
6,520,000	[1,2]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.05%, 8/15/2021	6,881,648
3,370,000	[1,2]	FirstEnergy Solutions Corp., Series 144A, 4.80%, 2/15/2015	3,562,729
2,134,733	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,310,810
1,890,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	2,200,054
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,900,903
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,025,099
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,146,989
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,966,657
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,581,716
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	937,355
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	986,631
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,244,617
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	903,720
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	771,243
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,218,428
Annual Shareholder Report
25

Principal Amount or Shares		Value
$2,290,000	Progress Energy, Inc., 7.05%, 3/15/2019	2,670,938
500,000	SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	534,977
3,700,000	Union Electric Co., 6.00%, 4/1/2018	4,039,001
1,280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,355,269
7,340,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	8,040,915
6,000,000	Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,631,455
	TOTAL	113,571,769
	Utility@0018Natural Gas Distributor – 0.6%
14,875,000	Atmos Energy Corp., 4.95%, 10/15/2014	16,065,411
2,000,000	Atmos Energy Corp., 5.125%, 1/15/2013	2,151,815
1,290,000	Atmos Energy Corp., 8.50%, 3/15/2019	1,633,087
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,151,103
2,655,000	Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,961,301
3,000,000	Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,909,054
3,000,000	Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,385,559
	TOTAL	31,257,330
	Utility@0018Natural Gas Pipelines – 0.5%
500,000	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	702,693
1,205,000	Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,319,389
3,750,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,089,241
1,700,000	Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,801,352
5,820,000	Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	7,096,000
5,900,000	Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,217,474
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,556,032
3,340,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,814,773
	TOTAL	26,596,954
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,567,589,452)	1,680,058,412
	Adjustable Rate Mortgages – 0.0%
	Federal National Mortgage Association – 0.0%
24,894	FNMA ARM 681769, 3.552%, 1/01/2033	25,468
	Government National Mortgage Association – 0.0%
2,916	GNMA2 ARM 80201, 30 Year, 4.375%, 5/20/2028	3,041
Annual Shareholder Report
26

Principal Amount or Shares			Value
$1,611		GNMA2 ARM 8717, 4.125%, 10/20/2025	1,660
		TOTAL	4,701
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $30,363)	30,169
		Asset-Backed Securities – 0.5%
		Commercial Mortgage – 0.5%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	8,830,298
18,680,000		Morgan Stanley Capital, Inc., Class A4, 6.076%, 6/11/2049	15,640,333
		TOTAL	24,470,631
		Financial Institution@0018Finance Noncaptive – 0.0%
365,619		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	210,265
		Home Equity Loan – 0.0%
15,260	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	12,666
		Utility@0018Electric – 0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,028,802
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $27,322,498)	25,722,364
		Certificate of Deposit – 0.0%
		Financial Institution@0018Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $87,408)	89,679
		Government Agencies – 6.8%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,523,580
1,000,000		Federal Farm Credit System, Bond, 4.20%, 2/19/2015	1,006,957
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	684,200
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,085,785
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,105,288
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,016,362
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,050,909
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,592,400
80,000,000	[6]	Federal Home Loan Bank System, 3.375%, 8/13/2010	81,702,840
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	48,028,604
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,307,696
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,112,974
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,172,036
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,188,010
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,219,053
Annual Shareholder Report
27

Principal Amount or Shares			Value
$1,000,000		Federal Home Loan Bank System, Bond, 5.125%, 12/7/2012	1,000,861
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,074,588
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	144,686
750,000		Federal Home Loan Bank System, Bond, Series 1G-2015, 4.45%, 2/12/2015	755,334
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	492,025
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,049,565
20,000,000	[6]	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,117,466
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	44,194,772
55,000,000	[6]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	56,896,911
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,033,404
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	439,435
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,530,708
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,026,694
15,000,000	[6]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,554,249
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	43,109,068
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,532,705
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	510,132
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,257,882
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,064,489
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,021,577
1,000,000		Federal National Mortgage Association, Unsecd. Note, 4.44%, 1/14/2014	1,004,574
1,000,000		Federal National Mortgage Association, Unsecd. Note, 5.52%, 1/26/2017	1,007,650
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,140,056
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $340,586,881)	358,755,525
		Governments/Agencies – 0.4%
		Sovereign – 0.4%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	18,814,500
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,970,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,676,071)	22,785,250
		U.S. Treasury – 8.3%
		U.S. Treasury Bond – 0.2%
9,000,000		United States Treasury Bond, 4.25%, 5/15/2039	9,083,672
Annual Shareholder Report
28

Principal Amount or Shares			Value
		U.S. Treasury Notes – 8.1%
$175,000,000	[6]	United States Treasury Note, 1.00%, 9/30/2011	176,317,540
50,000,000	[6]	United States Treasury Note, 2.25%, 5/31/2014	51,029,295
40,000,000		United States Treasury Note, 2.375%, 3/31/2016	39,787,500
125,000,000	[6]	United States Treasury Note, 2.625%, 6/30/2014	129,492,188
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,053,750
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	8,963,454
14,800,000	[6]	United States Treasury Note, 3.25%, 5/31/2016	15,459,640
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,075,820
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,101,796
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,109,389
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,098,132
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,073,257
200,000		United States Treasury Note, 5.00%, 8/15/2011	215,495
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,073,399
100,000		United States Treasury Note, 6.50%, 2/15/2010	101,328
		TOTAL	428,951,983
		TOTAL U.S. TREASURY (IDENTIFIED COST $427,975,012)	438,035,655
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
290,672		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	316,153
117,295		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	127,520
31,381		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	32,273
		TOTAL	475,946
		Federal National Mortgage Association – 0.1%
196,949		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	205,271
170,239		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	172,683
136,894		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	147,716
8,669		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	9,167
493,738		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	529,481
		TOTAL	1,064,318
		Government National Mortgage Association – 0.0%
31,391		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	34,603
1,830		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,032
Annual Shareholder Report
29

Principal Amount or Shares		Value
$4,171	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,595
1,428	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,574
3,058	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,377
342	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	380
193,111	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	210,376
8,122	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	8,942
8,087	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	8,809
1,468	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,602
373,373	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	386,719
85,612	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	94,391
	TOTAL	757,400
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,150,657)	2,297,664
	Collateralized Mortgage Obligations – 3.0%
	Commercial Mortgage – 3.0%
18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,769,300
9,611,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	9,002,403
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.935%, 2/10/2051	4,258,508
10,800,000	CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,845,028
20,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	18,935,952
22,260,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	19,075,268
15,950,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,517,699
16,000,000	LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.318%, 4/15/2041	15,123,710
3,000,000	Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,907,331
Annual Shareholder Report
30

Principal Amount or Shares			Value
$6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	4,710,847
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	8,286,963
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,736,426
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.803%, 6/13/2042	22,874,660
		TOTAL	157,044,095
		Federal National Mortgage Association – 0.0%
19,245		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	22,022
8,840		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	10,065
		TOTAL	32,087
		Government National Mortgage Association – 0.0%
293,543		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	305,039
		Non-Agency Mortgage – 0.0%
8,614	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.542%, 1/28/2027	5,169
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $167,640,144)	157,386,390
		Municipal – 0.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,066,652)	10,418,494
		Preferred Stock – 0.0%
		Finance@0018Commercial – 0.0%
26	[1,2]	GMAC, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $7,913)	15,732
Annual Shareholder Report
31

Principal Amount or Shares			Value
		Mutual Funds – 61.2%;7
5,388,574		Emerging Markets Fixed Income Core Fund	129,546,770
158,858,737		Federated Mortgage Core Portfolio	1,623,536,293
69,274,319		High Yield Bond Portfolio	426,037,061
1,043,410,063	[8,9]	Prime Value Obligations Fund, Institutional Shares, 0.22%	1,043,410,063
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,119,618,389)	3,222,530,187
		TOTAL INVESTMENTS — 112.4% (IDENTIFIED COST $5,682,751,440)[10]	5,918,125,521
		OTHER ASSETS AND LIABILITIES - NET — (12.4)%[11]	(653,744,373)
		TOTAL NET ASSETS — 100%	$5,264,381,148
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $169,145,112, which represented 3.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2009, these liquid restricted securities amounted to $169,145,112, which represented 3.2% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Affiliated companies.
8	All or a portion of this security is held as collateral for securities lending.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $5,687,595,577.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
Annual Shareholder Report
32

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,680,058,412	$ —	$1,680,058,412
Adjustable Rate Mortgages	—	30,169	—	30,169
Asset-Backed Securities	—	25,722,364	—	25,722,364
Certificate of Deposit	—	89,679	—	89,679
Government Agencies	—	358,755,525	—	358,755,525
Governments/Agencies	—	22,785,250	—	22,785,250
U.S. Treasury	—	438,035,655	—	438,035,655
Mortgage-Backed Securities	—	2,297,664	—	2,297,664
Collateralized Mortgage Obligations	—	157,386,390	—	157,386,390
Municipal	—	10,418,494	—	10,418,494
Equity Securities:
Domestic	—	15,732	—	15,732
Mutual Funds	3,222,530,187	—	—	3,222,530,187
TOTAL SECURITIES	$3,222,530,187	$2,695,595,334	$ —	$5,918,125,521
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.
Annual Shareholder Report
33

  The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
34

Statement of Assets and Liabilities

November 30, 2009

Assets:
Total investments in securities, at value including $687,973,206 of securities loaned and $3,222,530,187 of investments in affiliated issuers (Note 5) (identified cost $5,682,751,440)		$5,918,125,521
Cash		1,948,384
Income receivable		30,499,531
Income receivable from affiliated issuers		9,635,742
Receivable for shares sold		29,999,150
TOTAL ASSETS		5,990,208,328
Liabilities:
Payable for investments purchased	$2,261,261
Payable for shares redeemed	7,948,750
Payable for collateral due to broker for securities lending	707,166,000
Income distribution payable	6,726,386
Payable for Directors'/Trustees' fees	649
Payable for distribution services fee (Note 5)	437,388
Payable for shareholder services fee (Note 5)	635,172
Accrued expenses	651,574
TOTAL LIABILITIES		725,827,180
Net assets for 478,640,997 shares outstanding		$5,264,381,148
Net Assets Consist of:
Paid-in capital		$5,045,638,352
Net unrealized appreciation of investments		235,374,081
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(20,124,633)
Undistributed net investment income		3,493,348
TOTAL NET ASSETS		$5,264,381,148
Annual Shareholder Report
35

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,255,607,913 ÷ 205,081,481 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share	$11.00
Institutional Service Shares:
Net asset value per share ($1,661,128,615 ÷ 151,037,014 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share	$11.00
Class A Shares:
Net asset value per share ($991,255,246 ÷ 90,118,655 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share (100/95.50 of $11.00)	$11.52
Redemption proceeds per share	$11.00
Class B Shares:
Net asset value per share ($39,972,237 ÷ 3,634,375 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share (94.50/100 of $11.00)	$10.40
Class C Shares:
Net asset value per share ($129,779,020 ÷ 11,799,512 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share (99.00/100 of $11.00)	$10.89
Class K Shares:
Net asset value per share ($186,638,117 ÷ 16,969,960 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.00
Offering price per share	$11.00
Redemption proceeds per share	$11.00
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
36

Statement of Operations

Year Ended November 30, 2009

Investment Income:
Interest (including income on securities loaned of $3,705,560)		$104,620,607
Dividends (including $100,830,810 received from affiliated issuers (Note 5))		100,832,431
Investment income allocated from affiliated partnership (Note 5)	$4,076,803
Expenses allocated from affiliated partnership (Note 5)	(10,552)
Net income allocated from affiliated partnership		4,066,251
TOTAL INCOME AND ALLOCATED EXPENSES		209,519,289
Expenses:
Investment adviser fee (Note 5)	12,013,879
Administrative personnel and services fee (Note 5)	2,977,017
Custodian fees	134,680
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	541,453
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	737,483
Transfer and dividend disbursing agent fees and expenses — Class A Shares	315,244
Transfer and dividend disbursing agent fees and expenses — Class B Shares	33,527
Transfer and dividend disbursing agent fees and expenses — Class C Shares	62,840
Transfer and dividend disbursing agent fees and expenses — Class K Shares	388,836
Directors'/Trustees' fees	27,958
Auditing fees	25,400
Legal fees	7,964
Portfolio accounting fees	261,050
Distribution services fee — Institutional Service Shares (Note 5)	3,211,086
Distribution services fee — Class A Shares (Note 5)	1,425,774
Distribution services fee — Class B Shares (Note 5)	263,169
Distribution services fee — Class C Shares (Note 5)	652,465
Distribution services fee — Class K Shares (Note 5)	728,503
Shareholder services fee — Institutional Service Shares (Note 5)	2,861,303
Shareholder services fee — Class A Shares (Note 5)	1,406,871
Shareholder services fee — Class B Shares (Note 5)	87,723
Shareholder services fee — Class C Shares (Note 5)	196,528
Account administration fee — Institutional Service Shares	315,836
Account administration fee — Class A Shares	18,039
Annual Shareholder Report
37

Statement of Operations — continued
Account administration fee — Class C Shares		$20,039
Share registration costs		362,947
Printing and postage		158,489
Insurance premiums		10,908
Taxes		271,300
Miscellaneous		19,877
TOTAL EXPENSES		29,538,188
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(3,247,569)
Waiver of administrative personnel and services fee	(57,201)
Waiver of distribution services fee — Institutional Service Shares	(2,568,869)
Waiver of distribution services fee — Class K Shares	(150)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(253,306)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(523,597)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,650,692)
Net expenses			$22,887,496
Net investment income			186,631,793
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $94,305 on sales of investments in affiliated issuers (Note 5))			(2,316,327)
Net realized gain on futures contracts			14,239,343
Net realized gain on swap contracts			2,800,011
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(370,528)
Net change in unrealized appreciation of futures contracts			(8,385,126)
Net change in unrealized appreciation of swap contracts			(1,848,897)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			420,561,393
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			424,679,869
Change in net assets resulting from operations			$611,311,662
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
38

Statement of Changes in Net Assets

Year Ended November 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$186,631,793	$136,093,737
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	14,352,499	(27,642,694)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	410,327,370	(213,146,731)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	611,311,662	(104,695,688)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(88,548,865)	(69,629,319)
Institutional Service Shares	(62,924,747)	(47,313,787)
Class A Shares	(25,571,393)	(12,036,959)
Class B Shares	(1,446,266)	(1,370,865)
Class C Shares	(3,499,751)	(2,007,736)
Class K Shares	(6,398,209)	(4,432,831)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,389,231)	(136,791,497)
Share Transactions:
Proceeds from sale of shares	2,958,244,527	1,613,612,668
Proceeds from shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	66,544,197	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	67,356,342	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	11,733,769	—
Net asset value of shares issued to shareholders in payment of distributions declared	109,543,216	65,105,496
Cost of shares redeemed	(1,185,573,931)	(900,150,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,027,848,120	778,568,049
Change in net assets	2,450,770,551	537,080,864
Net Assets:
Beginning of period	2,813,610,597	2,276,529,733
End of period (including undistributed net investment income of $3,493,348 and $1,113,740, respectively)	$5,264,381,148	$2,813,610,597
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
39

Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 12, 2009, the Fund received assets from Fulton ERISA Collective Fund as the result of a reorganization, as follows:

Shares of the Fund Issued	Fulton ERISA Collective Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,435,609	$66,544,197	$3,739,032,071	$3,805,576,268

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254
1	Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.
Annual Shareholder Report
40

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:
Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,158,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354
2	Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Annual Shareholder Report
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may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

At November 30, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or Annual Shareholder Report
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losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At November 30, 2009, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.

As of November 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$687,973,206	$707,166,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Annual Shareholder Report
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$14,239,343	$14,239,343
Credit contracts	2,800,011	—	2,800,011
Total	$2,800,011	$14,239,343	$17,039,354
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(8,385,126)	$(8,385,126)
Credit contracts	(1,848,897)	—	(1,848,897)
Total	$(1,848,897)	$(8,385,126)	$(10,234,023)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	105,588,349	$1,109,088,103	60,364,599	$635,401,913
Shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	6,435,609	66,544,197	—	—
Shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	6,571,350	67,356,342	—	—
Shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	1,158,319	11,733,769	—	—
Shares issued to shareholders in payment of distributions declared	2,424,985	25,559,318	1,549,714	16,149,019
Shares redeemed	(48,547,281)	(506,209,436)	(37,641,424)	(392,258,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	73,631,331	$774,072,293	24,272,889	$259,292,809
Year Ended November 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	75,997,168	$800,270,798	67,090,361	$699,771,045
Shares issued to shareholders in payment of distributions declared	4,856,073	51,061,444	3,079,236	32,001,318
Shares redeemed	(40,058,879)	(416,889,340)	(30,398,897)	(316,197,243)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	40,794,362	$434,442,902	39,770,700	$415,575,120
Year Ended November 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	79,329,094	$833,584,274	17,314,767	$180,039,674
Shares issued to shareholders in payment of distributions declared	2,194,303	23,220,922	989,039	10,325,220
Shares redeemed	(17,564,671)	(185,053,602)	(12,064,296)	(124,665,987)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	63,958,726	$671,751,594	6,239,510	$65,698,907
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Year Ended November 30	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,539,354	$16,011,971	817,712	$8,524,818
Shares issued to shareholders in payment of distributions declared	113,166	1,186,410	107,308	1,123,137
Shares redeemed	(995,830)	(10,389,599)	(941,764)	(9,811,367)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	656,690	$6,808,782	(16,744)	$(163,412)
Year Ended November 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,493,842	$88,847,920	2,425,332	$25,157,992
Shares issued to shareholders in payment of distributions declared	218,200	2,303,152	110,719	1,156,803
Shares redeemed	(1,921,127)	(20,173,662)	(1,554,449)	(16,183,155)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,790,915	$70,977,410	981,602	$10,131,640
Year Ended November 30	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	10,633,119	$110,441,461	6,161,539	$64,717,226
Shares issued to shareholders in payment of distributions declared	590,745	6,211,970	416,588	4,349,999
Shares redeemed	(4,515,122)	(46,858,292)	(3,913,390)	(41,034,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	6,708,742	$69,795,139	2,664,737	$28,032,985
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	192,540,766	$2,027,848,120	73,912,694	$778,568,049

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap contracts, allocated income from partnerships and TIPS.

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(624)	$4,137,046	$(4,136,422)
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Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$188,389,231	$136,791,497

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,493,348
Net unrealized appreciation	$230,529,944
Capital loss carryforwards	$(15,280,496)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2009, the cost of investments for federal tax purposes was $5,687,595,577. The net unrealized appreciation of investments for federal tax purposes was $230,529,944. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $261,261,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,731,671.

At November 30, 2009, the Fund had a capital loss carryforward of $15,280,496 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

The Fund used capital loss carryforwards of $14,320,583 to offset taxable capital gains realized during the year ended November 30, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to January 31, 2009, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the Adviser voluntarily waived $2,470,806 of its fee. In addition, for the year ended November 30, 2009, an affiliate of the Adviser reimbursed $776,903 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $57,201 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FSC voluntarily waived $2,569,019 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $2,336,266 of fees paid by the Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $148,393 in sales charges from the sale of Class A Shares. FSC also retained $15,000 of CDSC relating to redemptions of Class A Shares and $10,669 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $776,763. Transactions with affiliated companies during the year ended November 30, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	5,388,574	—	5,388,574	$129,546,770	$4,076,803
Federated Mortgage Core Portfolio	138,215,528	43,375,144	22,731,935	158,858,737	$1,623,536,293	$74,060,665
High Yield Bond Portfolio	28,990,345	40,283,974	—	69,274,319	$426,037,061	$25,824,910
Prime Value Obligations Fund, Institutional Shares	259,906,536	5,648,903,017	4,865,399,490	1,043,410,063	$1,043,410,063	$945,235
TOTAL OF AFFILIATED TRANSACTIONS	427,112,409	5,737,950,709	4,888,131,425	1,276,931,693	$3,222,530,187	$104,907,613

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's web site or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Annual Shareholder Report
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funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's web site or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

Purchases	$1,551,633,689
Sales	$309,580,844

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Annual Shareholder Report
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Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

January 22, 2010

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Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised three portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Total Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Annual Shareholder Report
63

the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28123 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $72,400

Fiscal year ended 2008 - $72,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $93

Fiscal year ended 2008 - $0

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,
Fiscal year ended 2009 - $212,797

Fiscal year ended 2008 - $118,632

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010